TAXES ON INCOME - Disclosure of detailed information about income tax expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current	$ 25	$ 105
Deferred, net	(66)	(93)
Income tax from previous years	303	78
Income tax expense (benefit)	$ 262	$ 90